Deferred Revenue, current, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 50	$ 50
Deferred revenue, current	675		$ 491
Hires Collected In Advance [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	675		441
Deferred Revenue From Lubricants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 0		$ 50